Long-Term Investments, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018
Long-Term Investments, Net [Line Items]
Cash consideration				¥ 5,000
Loss from investment	¥ (7,876)	$ (1,111)	¥ (339)	(151)
Startcamp [Member]
Long-Term Investments, Net [Line Items]
Equity interest						25.00%
Cash consideration						¥ 10,000
Loss from investment	¥ 7,872		339	153
BOTO [Member]
Long-Term Investments, Net [Line Items]
Equity interest							30.00%
Loss from investment			1,464		¥ 4
Beijing Cloud Apply Co., Ltd. [Member]
Long-Term Investments, Net [Line Items]
Equity interest	46.00%
Loss from investment	¥ 439
Shanghai Yurong Culture and Art Co Ltd [Member]
Long-Term Investments, Net [Line Items]
Equity interest					18.00%
Golden Ballet [Member]
Long-Term Investments, Net [Line Items]
Cash consideration					¥ 21,951
Impairement loss on equity interest			¥ 2,613
Hurun Baixue Shanghai Industrial Co Ltd [Member]
Long-Term Investments, Net [Line Items]
Equity interest				10.00%